CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Operating activities:
Net income		$ 1,124	$ 307
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments		306	307
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments		271	259
Loss on disposal of assets		2	4
Loss on repurchase of notes		8	0
Undistributed income of unconsolidated subsidiaries		27	21
Goodwill impairment charge		0	585
Other non-cash items	[1]	(2)	(982)
Changes in operating assets and liabilities:
Provisions		151	(152)
Deferred income taxes		(1)	(161)
Trade and financing receivables related to sales, net		(344)	984
Inventories, net		(1,205)	299
Trade payables		806	(954)
Other assets and liabilities		228	18
Net cash provided by operating activities		1,371	535
Investing activities:
Additions to retail receivables		(2,398)	(2,069)
Collections of retail receivables		2,397	2,129
Proceeds from the sale of assets, net of assets under operating leases and assets sold under buy-back commitments		13	5
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and assets sold under buy-back commitments		(203)	(132)
Expenditures for assets under operating leases and assets sold under buy-back commitments		(606)	(482)
Other		32	(86)
Net cash used in investing activities		(765)	(635)
Financing activities:
Proceeds from long-term debt		6,387	5,495
Payments of long-term debt		(7,601)	(5,709)
Net increase (decrease) in other financial liabilities		(84)	586
Dividends paid		(183)	(3)
Net cash provided by (used in) financing activities		(1,481)	369
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash		(170)	(174)
Increase (decrease) in cash and cash equivalents and restricted cash		(1,045)	95
Cash and cash equivalents and restricted cash, beginning of year		9,629	5,773
Cash and cash equivalents and restricted cash, end of period		$ 8,584	$ 5,868

[1]	In the six months ended June 30, 2021 and 2020, this item includes pre-tax gains of $72 million and $1,475 million, respectively, from the remeasurement at fair value of the investment in Nikola Corporation.